Nature and extent of risks arising from financial instruments	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Nature and extent of risks arising from financial instruments

Note 27 Nature and extent of risks arising from financial instruments
We
are exposed to credit, market and liquidity and funding risks as a result of holding financial instruments. Our risk measurement and objectives, policies and methodologies for managing these risks are disclosed in the shaded text along with those tables specifically marked with an asterisk (*) in the Credit risk section of Management’s Discussion and Analysis. These shaded text and tables are an integral part of these Consolidated Financial Statements.
Concentrations of credit risk exist if a number of our counterparties are engaged in similar activities, are located in the same geographic region or have comparable economic characteristics such that their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions.
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on- and off-balance sheet financial instruments are summarized in the following tables.

	As at October 31, 2024

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$897,614	67%	$297,335	22%	$88,394	7%	$54,912	4%	$1,338,255
Derivatives before master netting agreements (2), (3)	21,555	14%	47,204	31%	71,198	46%	13,276	9%	153,233
	$919,169	61%	$344,539	23%	$159,592	11%	$68,188	5%	$1,491,488
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$487,142	57%	$282,907	34%	$51,516	6%	$27,615	3%	$849,180
Other	82,910	48%	67,322	39%	18,162	11%	3,145	2%	171,539
	$570,052	56%	$350,229	34%	$69,678	7%	$30,760	3%	$1,020,719

	As at October 31, 2023

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$798,259	66%	$294,670	24%	$76,637	6%	$50,147	4%	$1,219,713
Derivatives before master netting agreements (2), (3)	27,221	19%	36,698	25%	67,406	46%	14,470	10%	145,795
	$825,480	60%	$331,368	24%	$144,043	11%	$64,617	5%	$1,365,508
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$427,849	56%	$252,071	33%	$51,393	8%	$23,183	3%	$754,496
Other	85,222	61%	30,737	22%	21,428	15%	2,731	2%	140,118
	$513,071	57%	$282,808	32%	$72,821	8%	$25,914	3%	$894,614

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Loans and Customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 57% (October 31, 2023 – 57%),
Alberta, Saskatchewan and Manitoba
 at
13% (October 31, 2023 – 15%), British Columbia and the territories at 16% (October 31, 2023 – 14%) and Quebec at 10% (October 31, 2023 – 10%). No industry accounts for more than 20% (October 31, 2023 – 20%) of total on-balance sheet credit instruments, with the exception of Banking, which accounted for 24% (October 31, 2023 – 25%), and Government, which accounted for 28% (October 31, 2023 – 28%). The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 40% and 60% of our total commitments (October 31, 2023 – 44% and 56%). The largest concentrations in the wholesale portfolio relate to Financial services at 14% (October 31, 2023 – 15%), Real estate and related at 12% (October 31, 2023 – 12%),
Investments at 10% (October 31, 2023 – 6%),
Utilities at 10% (October 31, 2023 – 11%),
and
Other services at 7% (October 31, 2023 – 8%). The classification of our sectors aligns with our view of credit risk by industry.